General (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated fair values of the assets acquired and liabilities
Current assets (including cash of $2,292)	$7,448
Goodwill	57,527
Intangible assets	29,946
Other long-term assets	4,255

Total assets acquired	$99,176

Current liabilities	$1,889
Deferred revenues	5,742
Deferred tax liabilities	7,181
Other long-term liabilities	8,257

Total liabilities acquired	$23,069

Net assets acquired	$76,107

Schedule of components of intangible assets associated with acquisition
Fair value

Developed technology	$10,517
Customer relationships	19,266
Backlog	163

Total intangible assets	$29,946

Schedule of assets and liabilities based upon fair values as determined
Net assets (including cash of $ 981)	$1,447
Intangible assets	9,730
Deferred tax liabilities	(3,211)
Goodwill	14,521

Net assets acquired	$22,487

Net liabilities (including cash of $ 6,265)	$(524)
Intangible assets	7,562
Deferred tax liabilities, net	(2,313)
Goodwill	14,875

Net assets acquired	$19,600

Net assets (including cash of $ 4,054)	$4,101
Intangible assets	1,037
Goodwill	622

Net assets acquired	$5,760

Net liabilities	$(2,697)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468

Net assets acquired	$18,179